Document and Entity Information	Nov. 09, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 09, 2026
Entity File Number	000-51371
Entity Registrant Name	LINCOLN EDUCATIONAL SERVICES CORPORATION
Entity Central Index Key	0001286613
Entity Incorporation, State or Country Code	NJ
Entity Tax Identification Number	57-1150621
Entity Address, Address Line One	14 Sylvan Way, Suite A
Entity Address, City or Town	Parsippany
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07054
City Area Code	973
Local Phone Number	736-9340
Title of 12(b) Security	Common Stock No Par Value
Trading Symbol	LINC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false